Cover	Feb. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-32576
Entity Registrant Name	ITC HOLDINGS CORP.
Entity Central Index Key	0001317630
Entity Tax Identification Number	32-0058047
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	27175 Energy Way
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48377
City Area Code	248
Local Phone Number	946-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false